UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   January 29, 2009

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total: $40,089

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC Enterprises                COM              00104Q107      646   137650 SH       SOLE                   137650
AllianceBernstein              COM              01881G106      443    21300 SH       SOLE                    21300
American Express               COM              025816109      972    52390 SH       SOLE                    52390
Annaly Capital Mgmt            COM              035710409     1920   120966 SH       SOLE                   120966
Apple Computer                 COM              037833100     1337    15666 SH       SOLE                    15666
Banco Bilbao                   COM              05946K101      207    16590 SH       SOLE                    16590
Bank of America                COM              060505104      197    14003 SH       SOLE                    14003
Berkshire Hathaway B           COM              084670207     2870      893 SH       SOLE                      893
Calamos Asset Mgmt             COM              12811R104      733    99024 SH       SOLE                    99024
Calpine Corp                   COM              131347304      400    55000 SH       SOLE                    55000
ChevronTexaco                  COM              166764100      328     4441 SH       SOLE                     4441
Cisco Systems Inc              COM              17275R102      305    18711 SH       SOLE                    18711
Coca Cola                      COM              191216100      677    14955 SH       SOLE                    14955
Comcast A Spcl                 COM              20030N200      549    33975 SH       SOLE                    33975
Compucredit Corp               COM              20478N100       88    15930 SH       SOLE                    15930
ConocoPhillips                 COM              20825C104      957    18479 SH       SOLE                    18479
Contango Oil & Gas             COM              21075N204     2321    41225 SH       SOLE                    41225
Continental Resources          COM              212015101      546    26375 SH       SOLE                    26375
Covidien Ltd                   COM              030852800      293     8082 SH       SOLE                     8082
Cryo-cell Intl                 COM              228895108        3     7000 SH       SOLE                     7000
Dell Inc                       COM              24702R101      448    43779 SH       SOLE                    43779
Disney, Walt Hldg Co           COM              254687106      401    17660 SH       SOLE                    17660
Exxon Mobil Corp               COM              30231G102     3824    47897 SH       SOLE                    47897
First Marblehead Corp          COM              320771108       17    13075 SH       SOLE                    13075
Flotek Industries              COM              343389102       56    22260 SH       SOLE                    22260
General Electric               COM              369604103     1341    82765 SH       SOLE                    82765
Goodrich Corp                  COM              382388106      985    26600 SH       SOLE                    26600
Greenlight Capital             COM              G4095J109      234    18000 SH       SOLE                    18000
Group 1 Automotive             COM              398905109      165    15320 SH       SOLE                    15320
Home Depot Inc                 COM              437076102     1079    46868 SH       SOLE                    46868
Johnson & Johnson              COM              478160104     2299    38433 SH       SOLE                    38433
Kinder Morgan                  COM              494550106      574    12550 SH       SOLE                    12550
Kinder Morgan Mgmt             COM              49455U100      416    10396 SH       SOLE                    10396
Legg Mason Inc                 COM              524901105      316    14405 SH       SOLE                    14405
Microsoft Inc                  COM              594918104     2163   111246 SH       SOLE                   111246
Moodys Corp                    COM              615369105      716    35650 SH       SOLE                    35650
Natl Oilwell Varco             COM              637071101      470    19245 SH       SOLE                    19245
Pepsico                        COM              713448108     1198    21880 SH       SOLE                    21880
Pfizer Inc                     COM              717081103      725    40946 SH       SOLE                    40946
Prepaid Card Hldgs Inc         COM              74071E108        0    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109      574     9284 SH       SOLE                     9284
Qualcomm Inc                   COM              747525103      212     5904 SH       SOLE                     5904
Rohm & Haas Co                 COM              775371107      278     4500 SH       SOLE                     4500
Royal Dutch Shell ADR          COM              780259206      244     4617 SH       SOLE                     4617
S&P Depository Receipts        COM              78462F103     1546    17130 SH       SOLE                    17130
SBA Communications CP          COM              78388j106     1077    66005 SH       SOLE                    66005
Sears Holding Corp             COM              812350106      660    16985 SH       SOLE                    16985
Streetracks Gold Shs           COM              78463V107      403     4656 SH       SOLE                     4656
Wabco Holdings Inc             COM              92927K102      266    16832 SH       SOLE                    16832
Walmart                        COM              931142103     1012    18050 SH       SOLE                    18050
Weingarten Realty              COM              948741103      598    28925 SH       SOLE                    28925